Average Annual Total Returns	12 Months Ended	32 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	3.87%	(0.36%)	2.01%
Bloomberg USD 1 Month Swap Rate Cash Deposit Index SPLICE (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.38% [1]	5.03% [2]	3.32% [1]	2.20% [1]
JNL Government Money Market Fund (Class I)
Prospectus [Line Items]
Average Annual Return, Percent	4.17%		3.09%	2.05%
JNL Government Money Market Fund (Class SL)
Prospectus [Line Items]
Average Annual Return, Percent	4.27%	4.88%
Performance Inception Date		May 01, 2023

[1]	Index performance through December 30, 2020 reflects the performance of the FTSE U.S. Treasury Bill Index (1-month). Index performance beginning December 31, 2020 reflects the performance of the Bloomberg USD 1 Month Swap Rate Cash Deposit Index.
[2]	Index performance through December 30, 2020 reflects the performance of the FTSE U.S. Treasury Bill Index (1-month). Index performance beginning December 31, 2020 reflects the performance of the Bloomberg USD 1 Month Swap Rate Cash Deposit Index.